Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Acquisitions [Abstract]
Acquisitions

Note 11. Acquisitions

Acquisitions have been accounted for using the acquisition method and, accordingly, the results of operations of the acquired businesses have been included in the Company’s unaudited condensed consolidated financial statements since their dates of acquisition. The assets and liabilities of these businesses were recorded in the financial statements at their estimated fair values as of the acquisition dates.

On February 28, 2014, the Company acquired Home Security of America, Inc. (“HSA”), based in Madison, Wisconsin. The total net purchase price for this acquisition was $32 million. The Company recorded goodwill of $34 million and other intangibles of $18 million related to this acquisition.

During the nine months ended September 30, 2014, the Company completed several pest control, termite and franchise acquisitions. The total net purchase price for these acquisitions was $25 million. The Company recorded goodwill of $16 million and other intangibles of $7 million related to these acquisitions.

During the nine months ended September 30, 2013, the Company completed several pest control, termite and franchise acquisitions, along with the purchase of a distributor license agreement with the Franchise Services Group. The total net purchase price for these acquisitions was $28 million. The Company recorded goodwill of $21 million and other intangibles of $6 million related to these acquisitions.

Supplemental cash flow information regarding the Company’s acquisitions is as follows:

	Nine Months Ended
	September 30,
(In millions)	2014	2013
Purchase price (including liabilities assumed)	$92	$28
Less liabilities assumed	(35)	—
Net purchase price	$57	$28

Net cash paid for acquisitions	$52	$22
Seller financed debt	5	6
Payment for acquisitions	$57	$28

Note 6. Acquisitions

        Acquisitions have been accounted for using the acquisition method and, accordingly, the results of operations of the acquired businesses have been included in the Company's Consolidated Financial Statements since their dates of acquisition. The assets and liabilities of these businesses were recorded in the financial statements at their estimated fair values as of the acquisition dates.

2013

        During the year ended December 31, 2013, the Company completed several pest control and termite acquisitions, along with several franchise acquisitions and the purchase of a distributor license agreement within the Franchise Services Group. The total net purchase price for these acquisitions was $40 million. The Company recorded goodwill of $24 million and other intangibles of $13 million related to these acquisitions.

Prior Years

        During the year ended December 31, 2012, the Company completed several pest control and termite acquisitions, along with several franchise acquisitions and the purchase of a distributor license agreement with the Franchise Services Group. The total net purchase price for these acquisitions was $49 million. Related to these acquisitions, the Company recorded goodwill of $35 million and other intangibles of $13 million.

        During the year ended December 31, 2011, the Company completed several pest control and termite acquisitions for a total net purchase price of $41 million. Related to these acquisitions, the Company recorded goodwill of $28 million and other intangibles of $11 million.

Cash Flow Information for Acquisitions

        Supplemental cash flow information regarding the Company's acquisitions, excluding the 2007 Merger, is as follows:

	Year Ended December 31,
(In millions)	2013	2012	2011
Purchase price (including liabilities assumed)	$40	$52	$41
Less liabilities assumed	—	(3)	—

Net purchase price	$40	$49	$41

Net cash paid for acquisitions	$32	$40	$33
Seller financed debt	8	9	8

Payment for acquisitions	$40	$49	$41